Related Party Transactions and Balances - Schedule of Related Party Balances (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current:
Due from related parties, current	¥ 9,770,871	$ 1,497,451	¥ 31,739,731
Due to related parties
Amounts due to related parties	3,198,253	490,154	3,518,031
Aotao
Current:
Due from related parties, current	122,719	18,807	20,086,504
GTI
Current:
Due from related parties, current			8,424,629
JYHM
Current:
Due from related parties, current	46,991	7,202
Napa
Current:
Due from related parties, current	500,000	76,628	2,506,484
Due to related parties
Amounts due to related parties	1,120,826	171,774
Yibon
Current:
Due from related parties, current	9,101,161	1,394,814	722,114
Due to related parties
Amounts due to related parties	1,995,465	305,819	3,205,890
JYHM
Due to related parties
Amounts due to related parties	27,962	4,285	¥ 312,141
Da Niang Group
Due to related parties
Amounts due to related parties	¥ 54,000	$ 8,276